CONSOLIDATED STATEMENTS OF INCOME (LOSS) (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
Revenues:
Products	$ 46,270	$ 47,508	$ 38,954
Services	41,652	37,889	40,801
Total revenues	87,922	85,397	79,755
Cost of revenues:
Products	33,220	34,076	32,052
Services	33,362	32,143	29,136
Write down of inventory and impairment charges of long lived assets		5,763	3,500
Total cost of revenues	66,582	71,982	64,688
Gross profit	21,340	13,415	15,067
Operating expenses:
Research and development, net	1,152	786	651
Selling and marketing expenses	3,426	3,439	3,475
General and administrative expenses	11,487	10,949	12,832
Impairment of goodwill and other intangible assets	1,015		4,704
Other expense (income)	9	(169)
Total operating expenses	17,089	15,005	21,662
Operating income (loss)	4,251	(1,590)	(6,595)
Financial expenses, net	(181)	(380)	(111)
Other expenses			(200)
Gain from dilution of interests in affiliated company		240
Income (loss) before taxes on income	4,070	(1,730)	(6,906)
Taxes on income (tax benefit)	2,086	(316)	(4,153)
Net income (loss) after taxes on income	1,984	(1,414)	(2,753)
Share in results of affiliated company and impairment of share in affiliated company Modified	(3,756)	331	(4,510)
Net loss	(1,772)	(1,083)	(7,263)
Net loss (income) attributable to non controlling interest	58	53	(123)
Net loss attributable to TAT Technologies Ltd. shareholders	$ (1,714)	$ (1,030)	$ (7,386)
Loss per share
Basic and diluted net loss per share attributable to controlling interest	$ (0.19)	$ (0.12)	$ (0.84)
Weighted average number of shares - basic and diluted	8,808,075	8,815,003	8,815,003